Schedule of investments
Delaware Ivy Total Return Bond Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 12.45%
Fannie Mae S.F. 20 yr 4.00% 8/1/42	106,725	$ 101,694
Fannie Mae S.F. 30 yr
2.50% 4/1/51	158,183	134,826
3.50% 1/1/52	473,429	432,265
3.50% 6/1/52	202,447	184,521
4.00% 5/1/51	158,284	150,507
4.50% 4/1/50	92,507	90,637
4.50% 2/1/53	175,334	168,587
5.00% 9/1/52	293,231	287,538
5.50% 10/1/52	334,080	333,216
5.50% 3/1/53	389,493	387,659
5.50% 7/1/53	249,000	247,828
6.00% 6/1/53	519,442	523,992
Freddie Mac S.F. 15 yr
4.50% 9/1/37	169,181	166,075
5.00% 6/1/38	241,335	239,768

Freddie Mac S.F. 20 yr 5.50% 6/1/43	206,059	206,231
Freddie Mac S.F. 30 yr
2.50% 5/1/52	141,206	119,794
3.00% 12/1/46	252,211	225,668
3.00% 7/1/50	140,284	125,125
4.00% 8/1/52	64,985	61,270
4.50% 9/1/52	299,161	287,837
4.50% 10/1/52	506,343	486,878
5.00% 7/1/52	355,957	349,140
5.00% 6/1/53	248,000	243,779
6.00% 12/1/52	137,001	138,201

GNMA II S.F. 30 yr 3.00% 12/20/51	171,165	153,255
Total Agency Mortgage-Backed Securities (cost $5,938,278)		5,846,291

Corporate Bonds — 40.46%
Banking — 11.30%
Bank of America
5.288% 4/25/34 μ		135,000	133,806
6.204% 11/10/28 μ		475,000	488,614

Barclays 7.385% 11/2/28 μ		385,000	401,354
Credit Suisse 7.95% 1/9/25		340,000	347,070
Deutsche Bank
5.625% 5/19/31 μ	EUR	100,000	104,240
6.72% 1/18/29 μ		355,000	355,781

Fifth Third Bank 5.852% 10/27/25 μ		645,000	628,601
Huntington National Bank 5.65% 1/10/30		485,000	463,578
KeyCorp 4.789% 6/1/33 μ		41,000	34,391
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.95% 5/7/32 μ	EUR	500,000	$ 493,226
5.25% 4/21/34 μ		95,000	93,852
6.296% 10/18/28 μ		651,000	669,537

SVB Financial Group 4.57% 4/29/33 μ, ‡		264,000	177,241
Truist Financial 6.123% 10/28/33 μ		224,000	227,450
US Bancorp
4.653% 2/1/29 μ		333,000	318,408
5.727% 10/21/26 μ		332,000	331,950
5.836% 6/12/34 μ		35,000	35,269
			5,304,368
Basic Industry — 1.40%
Celanese US Holdings 6.05% 3/15/25		205,000	204,265
ELM for Firmenich International 3.75% 9/3/25 μ, ψ	EUR	300,000	313,736
Metinvest 8.50% 4/23/26		200,000	137,102
			655,103
Capital Goods — 0.71%
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	400,000	332,739
			332,739
Communications — 2.65%
AT&T
3.50% 9/15/53		165,000	116,923
5.40% 2/15/34		35,000	35,077

Charter Communications Operating 3.85% 4/1/61		170,000	102,966
CK Hutchison Group Telecom Finance 1.50% 10/17/31	EUR	200,000	173,174
CT Trust 144A 5.125% 2/3/32 #		200,000	160,698
Discovery Communications 4.00% 9/15/55		130,000	86,536
Sprint Capital 6.875% 11/15/28		305,000	323,573
T-Mobile USA
3.375% 4/15/29		135,000	122,033
5.05% 7/15/33		125,000	122,790
			1,243,770
Consumer Cyclical — 1.96%
Ford Motor Credit
2.30% 2/10/25		200,000	187,150
2.90% 2/10/29		200,000	165,700

General Motors Financial 5.85% 4/6/30		255,000	253,016
NQ- IV052 [0623] 0823 (3049885)    1

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

VICI Properties 4.95% 2/15/30		335,000	$ 314,560
			920,426
Consumer Non-Cyclical — 1.87%
Amgen 5.15% 3/2/28		500,000	499,907
Central American Bottling 144A 5.25% 4/27/29 #		200,000	184,981
HCA
3.50% 7/15/51		48,000	33,257
5.20% 6/1/28		40,000	39,703

MHP Lux 6.95% 4/3/26		215,000	121,865
			879,713
Electric — 4.04%
Duke Energy 3.10% 6/15/28	EUR	200,000	205,894
Enel 1.875% 6/8/30 μ, ψ	EUR	300,000	237,685
Exelon 5.30% 3/15/33		170,000	169,550
Indianapolis Power & Light 144A 5.65% 12/1/32 #		215,000	219,520
Southern 1.875% 9/15/81 μ	EUR	300,000	256,954
Vistra Operations
144A 5.00% 7/31/27 #		580,000	543,412
144A 5.125% 5/13/25 #		205,000	200,079
144A 5.625% 2/15/27 #		68,000	65,238
			1,898,332
Energy — 3.86%
BP Capital Markets America 4.812% 2/13/33		335,000	330,289
Cheniere Energy Partners 144A 5.95% 6/30/33 #		45,000	45,187
Enterprise Products Operating 5.35% 1/31/33		145,000	147,513
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #		177,420	151,081
2.16% 3/31/34		177,420	151,081

Greenko Power II 144A 4.30% 12/13/28 #		185,500	161,694
Occidental Petroleum 6.125% 1/1/31		58,000	58,952
QazaqGaz JSC 144A 4.375% 9/26/27 #		235,000	219,381
Targa Resources Partners 5.00% 1/15/28		400,000	382,099
Thaioil Treasury Center 144A 2.50% 6/18/30 #		200,000	163,542
			1,810,819
Finance Companies — 2.06%
AerCap Ireland Capital DAC 3.00% 10/29/28		150,000	129,815
Air Lease 5.85% 12/15/27		515,000	514,799
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 3.50% 11/1/27 #		195,000	$ 172,392
144A 6.25% 4/15/28 #		150,000	149,794
			966,800
Financial Services — 0.96%
Aroundtown
1.45% 7/9/28	EUR	400,000	296,847
1.625% 1/31/28	EUR	200,000	154,466
			451,313
Government Agency — 0.41%
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	100,000,000	194,076
			194,076
Industrials — 0.79%
CK Hutchison International 23 144A 4.875% 4/21/33 #		200,000	198,102
Georgian Railway 4.00% 6/17/28		200,000	173,447
			371,549
Insurance — 2.31%
Allianz 2.625% 10/30/30 μ, ψ	EUR	400,000	306,538
American International Group 5.125% 3/27/33		265,000	258,986
AXA 5.125% 7/4/43 μ	EUR	300,000	327,268
UnitedHealth Group 4.00% 5/15/29		200,000	191,274
			1,084,066
Natural Gas — 0.42%
ENN Energy Holdings 144A 4.625% 5/17/27 #		200,000	194,938
			194,938
Real Estate Investment Trusts — 0.66%
Digital Stout Holding 3.75% 10/17/30	GBP	300,000	311,236
			311,236
Technology — 1.93%
CDW 3.276% 12/1/28		180,000	156,475
Entegris Escrow 144A 4.75% 4/15/29 #		405,000	376,349
Oracle 4.65% 5/6/30		385,000	372,224
			905,048

2    NQ- IV052 [0623] 0823 (3049885)

(Unaudited)
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation — 2.77%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	100,000	$ 98,300
Autostrade per l'Italia 2.00% 12/4/28	EUR	300,000	286,571
ERAC USA Finance 144A 4.90% 5/1/33 #		75,000	73,348
International Consolidated Airlines Group 3.75% 3/25/29	EUR	100,000	95,480
Mileage Plus Holdings 144A 6.50% 6/20/27 #		224,000	224,761
Rumo Luxembourg 144A 5.25% 1/10/28 #		215,000	199,950
Wizz Air Finance 1.35% 1/19/24	EUR	300,000	320,523
			1,298,933
Utilities — 0.36%
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #		200,000	171,322
			171,322
Total Corporate Bonds (cost $20,483,257)			18,994,551

Sovereign Bonds — 34.19%Δ
Albania — 0.39%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	200,000	182,280
			182,280
Armenia — 0.33%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	157,280
			157,280
Belgium — 2.00%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	850,000	937,723
			937,723
Bermuda — 1.29%
Bermuda Government International Bonds
144A 2.375% 8/20/30 #		250,000	209,627
144A 5.00% 7/15/32 #		200,000	195,500
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Bermuda (continued)
Bermuda Government International Bonds
5.00% 7/15/32		206,000	$ 201,365
			606,492
Brazil — 0.43%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	1,000,000	201,488
			201,488
Chile — 0.42%
Chile Government International Bond 4.34% 3/7/42		219,000	194,968
			194,968
Denmark — 2.85%
Denmark Government Bond 2.25% 11/15/33	DKK	9,500,000	1,338,924
			1,338,924
Dominican Republic — 0.87%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		267,000	227,923
6.50% 2/15/48		210,000	181,982
			409,905
Georgia — 0.38%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	180,057
			180,057
Germany — 0.67%
Bundesrepublik Deutschland Bundesanleihe 1.80% 8/15/53	EUR	330,000	314,724
			314,724
Honduras — 0.35%
Honduras Government International Bond 144A 5.625% 6/24/30 #		200,000	162,289
			162,289
Indonesia — 2.09%
Indonesia Government International Bonds
1.40% 10/30/31	EUR	219,000	189,829
3.85% 10/15/30		416,000	390,438
4.65% 9/20/32		200,000	196,272

NQ- IV052 [0623] 0823 (3049885)    3

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government International Bonds
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		204,000	$ 202,590
			979,129
Italy — 3.63%
Italy Buoni Poliennali Del Tesoro
0.35% 2/1/25	EUR	1,000,000	1,034,452
0.95% 6/1/32	EUR	420,000	357,941
144A 3.25% 3/1/38 #	EUR	320,000	312,621
			1,705,014
Ivory Coast — 1.39%
Ivory Coast Government International Bonds
4.875% 1/30/32	EUR	390,000	332,339
5.875% 10/17/31	EUR	350,000	320,790
			653,129
Kazakhstan — 0.38%
Kazakhstan Government International Bond 4.875% 10/14/44		200,000	180,704
			180,704
Morocco — 0.85%
Morocco Government International Bonds 4.00% 12/15/50		590,000	398,102
			398,102
Netherlands — 2.66%
Netherlands Government Bonds
144A 0.50% 7/15/32 #	EUR	430,000	388,146
144A 2.50% 7/15/33 #	EUR	800,000	858,896
			1,247,042
Nigeria — 0.34%
Nigeria Government International Bonds 7.375% 9/28/33		200,000	157,982
			157,982
Pakistan — 0.18%
Pakistan Water & Power Development Authority 7.50% 6/4/31		200,000	86,550
			86,550
Paraguay — 1.76%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		278,000	222,993
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Paraguay (continued)
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		625,000	$ 601,945
			824,938
Poland — 0.42%
Bank Gospodarstwa Krajowego Bond 144A 5.375% 5/22/33 #		200,000	199,195
			199,195
Republic of North Macedonia — 0.49%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	262,000	232,260
			232,260
Senegal — 0.36%
Senegal Government International Bond 6.25% 5/23/33		200,000	167,937
			167,937
Serbia — 0.35%
Serbia International Bond 1.00% 9/23/28	EUR	193,000	163,374
			163,374
Spain — 3.01%
Spain Government Bonds
144A 1.85% 7/30/35 #	EUR	460,000	421,331
144A 3.55% 10/31/33 #	EUR	900,000	991,071
			1,412,402
United Kingdom — 4.21%
United Kingdom Gilt
0.375% 10/22/30	GBP	500,000	476,303
1.75% 9/7/37	GBP	1,650,000	1,498,257
			1,974,560
Uzbekistan — 2.09%
Republic of Uzbekistan International Bonds
3.90% 10/19/31		625,000	503,906
5.375% 2/20/29		519,000	476,104
			980,010
Total Sovereign Bonds (cost $17,071,468)			16,048,458

Supranational Banks — 2.34%
Banque Ouest Africaine de Developpement
4.70% 10/22/31		200,000	162,727

4    NQ- IV052 [0623] 0823 (3049885)

(Unaudited)
		Principalamount°	Value (US $)

Supranational Banks (continued)
Banque Ouest Africaine de Developpement
5.00% 7/27/27		200,000	$ 183,184

Corp Andina de Fomento 5.25% 11/21/25		200,000	198,126
European Union 1.00% 7/6/32	EUR	600,000	552,343
Total Supranational Banks (cost $1,176,135)			1,096,380
	Number of shares
Short-Term Investments — 1.07%
Money Market Mutual Funds — 1.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	124,904	124,904
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	124,904	124,904
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	124,904	124,904
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	124,904	124,904
Total Short-Term Investments (cost $499,616)		499,616
Total Value of Securities Before Options Written—90.51% (cost $45,168,754)		42,485,296

	Notional amount*	Value (US $)
Options Written — (0.06%)
Put Swaptions — (0.06%)
FWDP 1yr strike price $6.50, expiration date 12/28/23 (JPMCB)	(9,500,000)	$ (28,001)
Total Options Written (premium received $34,524)		(28,001)

Receivables and Other Assets Net of Liabilities—9.55%★		4,483,704
Net Assets Applicable to 5,791,283 Shares Outstanding—100.00%		$46,940,999
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $10,550,982, which represents 22.48% of the Fund's net assets.
Δ	Securities have been classified by country of risk.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
★	Includes $832,534 cash collateral held at broker for futures contracts as of June 30, 2023.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	1,320,000	USD	(888,625)	8/25/23	$—	$(7,852)
CITI	CAD	(76,083)	USD	56,915	8/25/23	—	(569)
CITI	DKK	(9,275,000)	USD	1,370,638	8/25/23	6,570	—
CITI	EUR	2,500,000	USD	(2,778,897)	8/25/23	—	(43,071)
CITI	NZD	1,130,000	USD	(713,390)	8/25/23	—	(20,081)
NQ- IV052 [0623] 0823 (3049885)    5

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	AUD	(670,000)	USD	449,329	8/25/23	$2,270	$—
JPMCB	BRL	(994,000)	USD	200,464	7/14/23	—	(6,574)
JPMCB	CZK	7,951,180	USD	(370,090)	7/14/23	—	(5,363)
JPMCB	EUR	(1,590,000)	USD	1,754,034	7/14/23	17,773	—
JPMCB	EUR	2,679,841	USD	(2,942,178)	8/25/23	—	(9,546)
JPMCB	GBP	(645,802)	USD	814,914	8/25/23	—	(5,459)
JPMCB	INR	29,567,220	USD	(358,847)	7/14/23	1,171	—
JPMCB	JPY	72,309,120	USD	(548,032)	8/25/23	—	(42,425)
JPMCB	KZT	164,964,000	USD	(353,355)	7/14/23	10,408	—
MS	NZD	(2,800,000)	USD	1,726,995	8/25/23	9,062	—
TD	EUR	(18,796,850)	USD	20,667,625	8/25/23	97,657	—
TD	JPY	(70,000,000)	USD	525,571	8/25/23	36,110	—
TD	NZD	1,670,000	USD	(1,028,445)	8/25/23	—	(3,821)
Total Foreign Currency Exchange Contracts						$181,021	$(144,761)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
64	Australian Treasury 10 yr Bonds	$4,952,844	$4,983,043	9/15/23	$—	$(30,199)	$(45,492)
16	Canadian Treasury 10 yr Bonds	1,479,887	1,470,745	9/20/23	9,142	—	11,594
2	Euro-Bobl	252,526	253,948	9/7/23	—	(1,422)	(27)
(16)	Euro-BTP	(2,027,188)	(2,007,955)	9/7/23	—	(19,232)	(597)
(28)	Euro-Bund	(4,086,238)	(4,116,997)	9/7/23	30,759	—	(2,922)
(11)	Euro-Buxl	(1,675,647)	(1,646,297)	9/7/23	—	(29,350)	(9,202)
54	Euro-EURIBOR	14,224,447	14,359,312	12/16/24	—	(134,865)	(3,465)
(54)	Euro-EURIBOR	(14,143,424)	(14,251,626)	12/18/23	108,202	—	—
(1)	Euro-OAT	(140,110)	(140,872)	9/7/23	762	—	(73)
(6)	Euro-Schatz	(686,474)	(692,094)	9/7/23	5,620	—	250
(2)	Japanese Treasury 10 yr Bonds	(2,058,977)	(2,062,719)	9/12/23	3,742	—	1,533
2	Long 10 yr Gilt	242,062	244,580	9/27/23	—	(2,518)	(875)
19	Short Euro-BTP	2,169,688	2,191,075	9/7/23	—	(21,387)	(704)
17	SONIA Index Future	5,060,966	5,103,637	3/19/24	—	(42,671)	(2,969)
(22)	US Treasury 2 yr Notes	(4,473,563)	(4,534,370)	9/29/23	60,807	—	688
107	US Treasury 5 yr Notes	11,459,031	11,662,044	9/29/23	—	(203,013)	—
45	US Treasury 10 yr Notes	5,051,954	5,121,250	9/20/23	—	(69,296)	6,328
(32)	US Treasury 10 yr Ultra Notes	(3,790,000)	(3,828,380)	9/20/23	38,380	—	(9,500)
(10)	US Treasury Ultra Bonds	(1,362,188)	(1,349,661)	9/20/23	—	(12,527)	(12,500)
Total Futures Contracts			$10,758,663		$257,414	$(566,480)	$(67,933)

6    NQ- IV052 [0623] 0823 (3049885)

(Unaudited)
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.IG.40.V1[4] 6/20/28-Quarterly	7,000,000	1.000%	$(105,734)	$(74,352)	$(31,382)	$(10,607)
			(105,734)	(74,352)	(31,382)	(10,607)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 6/20/28 Ba2 6/20/28- Quarterly	347,000	1.000%	11,473	14,673	(3,200)	—
JPMCB Republic of Indonesia 1.00% 6/20/28 Ba2 6/20/28- Quarterly	495,000	1.000%	(2,888)	(2,830)	(58)	—
Total CDS Contracts			$(97,149)	$(62,509)	$(34,640)	$(10,607)
IRS Contracts
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
3 yr IRS 6/5/26- (At Maturity/At Maturity)	JPY 1,800,000,000	0%/ 0.3052%	$(9,604)	$—	$—	$(9,604)	$1,964
Total IRS Contracts			$(9,604)	$—	$—	$(9,604)	$1,964
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
NQ- IV052 [0623] 0823 (3049885)    7

Schedule of investments
Delaware Ivy Total Return Bond Fund   (Unaudited)
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(257).
[4]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[5]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
Summary of abbreviations:
BTP – Buoni del Tesoro Poliennali
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
Summary of abbreviations: (continued)
CITI – Citigroup
DAC – Designated Activity Company
EURIBOR – Euro interbank offered rate
GNMA – Government National Mortgage Association
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MS – Morgan Stanley
OAT – Obligations Assimilables du Tresor
S.F. – Single Family
SONIA – Sterling Overnight Indexed Average
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CZK – Czech Koruna
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
NZD – New Zealand Dollar
USD – US Dollar
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